Other payables and accrued liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Salary payables	$ 697,535	¥ 4,993,374	¥ 4,743,336
Other payables and accrued expenses	594,407	4,255,119	2,909,861
Total other payables and accrued liabilities	$ 1,291,942	¥ 9,248,493	¥ 7,653,197